List of principal companies included in the scope of consolidation during 2023 - Summary of Principal Companies and their Country of Incorporation (Details)	12 Months Ended
Dec. 31, 2025
Hoechst GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Deutschland GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Belgium | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Ablynx NV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Flanders BV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi A/S | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Oy | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Winthrop Industrie | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Recherche & Développement | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Groupe | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Participations | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Biotechnology | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Merieux SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare Group SAS [Member] | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	4.00%
Sanofi-Aventis A.E.B.E. [member] | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Private Co, Ltd [member] | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.60%
Chinoin Private Co. Ltd [member] | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.60%
Carraig Insurance DAC | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Ireland Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Holdings (Ireland) Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Global Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Luxembourg Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Norge AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi BV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Foreign Participations BV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Sp. z o.o. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Produtos Farmaceuticos Lda | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi sro | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Romania SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis UK Holdings Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Synthelabo UK Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma Holdings Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
AO Sanofi Russia | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare LLC | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi AB | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis (Suisse) SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Global Sarl Baar Intellectual Property Branch | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Ilac Sanayi ve Ticaret AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Asi Ticaret AS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Saglik Urunleri Limited Sirketi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Therapeutic Products Limited Partnership | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi US Services Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis U.S. LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventisub LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Corporation | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
VaxServe, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ U.S. LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ Therapeutics Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Principia Biopharma Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Bioverativ Holdings LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
RPR US Ltd | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Kadmon Corporation, LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Provention Bio [Member] | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
QRIB Intermediate Holdings, LLC [Member] | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	5.00%
Chattem (GB) Holding [Member] | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	26.00%
Translate Bio, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis South Africa (Pty) Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Algérie | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Arabia Trading Company Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Argentina SA | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Australia Pty Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Medley Farmaceutica Ltda | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Canada Inc. | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Merieux Canada Holdings ULC (Canada) | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (Hangzhou) Pharmaceuticals Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (China) Investment Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (Beijing) Pharmaceuticals Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Shenzhen Sanofi pasteur Biological Products Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Shanghai Rongheng Pharmaceutical Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Colombia SA | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Korea Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Gulf FZE | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Egypt | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Hong-Kong Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi India Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	60.40%
Sanofi Healthcare India Private Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.90%
Sanofi Israël Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi KK | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis (Malaysia) SDN BHD | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Maroc | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis De Mexico S.A. De C.V. [Member] | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	59.00%
Sanofi Pasteur SA de CV | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Azteca Vacunas SA de CV | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Puerto Rico Inc [Member] | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Aventis Philippines Inc [Member] | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Singapore Pte Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma (Manufacturing) Pte Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Manufacturing Pte Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Taiwan Co Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis (Thailand) Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Venezuela SA | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Vietnam Company Limited | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Agriculture France | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Le Rock Re | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Ventures LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Kadmon Pharmaceuticals LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Gold Bond Co LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi AATD, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Vaccines Chile S.A | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (Jiangsu) Biologics Co., Ltd | Other Countries [member]
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Ireland Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ USA Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare Colombia SAS | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	16.00%
Kymab Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Blueprint Madicines Corporation | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Radera | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	30.00%
Vigil Neuroscience. Inc | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Blueprint Medicines (Netherlands) B.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Horizon BV | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%